Accounts Payable and Accrued Liabilities (Table)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2021	2020
Trade payables	$58,590	$30,543
Machinery and equipment payables	84,728	13,044
Accrued expenses	508,549	113,688
Value added tax payable	18,068	4,682
Withholding tax payable	9,800	301
Other tax payable	6,718	1,885
Bonus and benefit payables	323,247	44,098
Other payables	10,951	3,187
Total accounts payable and accrued liabilities	$1,020,651	$211,428